Note 37 - Subsidiaries with significant non-controlling interests (Detail) - DWS Group GmbH and Co. KGaA [Member] - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Subsidiaries with significant non-controlling interests, DWS Group GmbH & Co. KGaA [Line Items]
Proportion of ownership interests and voting rights held by non-controlling interests	20.51%	20.51%
Place of business	Global	Global
Net income (loss) attributable to noncontrolling interests	€ 119	€ 161
Accumulated non-controlling interests of the subsidiary	1,622	1,545
Dividends paid to noncontrolling interests	82	74
Summarised financial information [Abstract]
Total assets	11,396	11,611
Total liabilities	3,566	4,166
Total net revenues	2,712	2,720
Net income (loss)	599	782
Total comprehensive income (loss), net of tax	€ 783	€ 1,064